SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Value-added-tax ("VAT")
VAT recoverable	¥ 163,476	¥ 112,067
VAT recoverable	488,526	290,065
Current assets
Value-added-tax ("VAT")
VAT recoverable	163,476	112,067
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	488,526	290,065
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 11,350	¥ 11,213